Leases - Summary of Right-of use assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ 6,149	€ 3,287	[1]
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	5,760	2,799
IT and telecommunication
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	258	349
Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	90	90
Other assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ 41	€ 49

[1]	See Note 2 for details regarding the change in presentation of Other financial assets